UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2005

Item 1. Reports to Stockholders

Fidelity ®
Institutional
Short-Intermediate
Government Fund

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly report, semiannual report, or annual report on Fidelity's web site at http://fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Actual	$ 1,000.00	$ 1,011.10	$ 2.26
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.69	$ 2.27

* Expenses are equal to the Fund's annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Coupon Distribution as of May 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	5.2	0.0
1 - 1.99%	0.0	2.1
2 - 2.99%	50.7	53.6
3 - 3.99%	15.7	18.6
4 - 4.99%	11.7	4.5
5 - 5.99%	7.7	9.1
6 - 6.99%	6.1	4.5
7% and over	1.6	2.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of May 31, 2005
6 months ago
Years	2.8	2.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of May 31, 2005
6 months ago
Years	2.2	2.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of May 31, 2005*	As of November 30, 2004**
Mortgage Securities 7.3%	Mortgage Securities 4.1%
CMOs and Other Mortgage Related Securities 3.3%	CMOs and Other Mortgage Related Securities 4.0%
U.S. Treasury Obligations 43.3%	U.S. Treasury Obligations 48.1%
U.S. Government Agency Obligations 46.8%	U.S. Government Agency Obligations 42.9%
Short-Term Investments and Net Other Assets(dagger) (0.7)%	Short-Term Investments and Net Other Assets 0.9%

* Futures and Swaps	1.8%	** Futures and Swaps	1.7%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 90.1%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 46.8%
Fannie Mae:
2.375% 12/15/05	$ 10,000,000	$ 9,940,110
2.5% 6/15/06	3,285,000	3,245,931
2.625% 11/15/06	5,585,000	5,499,577
3.25% 1/15/08	2,710,000	2,673,220
3.625% 3/15/07	1,455,000	1,450,530
3.75% 5/17/07	2,500,000	2,493,288
3.875% 5/15/07	10,000,000	10,007,900
4.625% 10/15/14	10,000,000	10,206,250
5.5% 3/15/11	5,095,000	5,447,284
6.25% 2/1/11	575,000	628,286
6.375% 6/15/09	14,370,000	15,634,445
Federal Home Loan Bank:
3.75% 9/28/06	13,960,000	13,946,808
3.8% 12/22/06	2,970,000	2,968,895
5.8% 9/2/08	20,115,000	21,273,423
Freddie Mac:
2.375% 4/15/06	84,750,000	83,854,362
2.75% 8/15/06	2,670,000	2,640,797
2.875% 12/15/06	18,490,000	18,256,878
4.25% 7/15/09	6,683,000	6,764,098
5.875% 3/21/11	475,000	512,074
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	501,277	515,137
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	2,500,000	2,779,493
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	1,111,538	1,211,577
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		221,950,363
U.S. Treasury Inflation Protected Obligations - 5.3%
U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10	25,502,250	25,008,145
U.S. Treasury Obligations - 38.0%
U.S. Treasury Notes:
2.375% 8/31/06	30,143,000	29,735,587
2.75% 7/31/06	93,361,000	92,602,438
3.375% 9/15/09	31,964,000	31,522,002
3.75% 5/15/08	5,297,000	5,311,895
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4% 2/15/15	$ 4,000,000	$ 3,990,624
4.75% 5/15/14	16,400,000	17,331,471
TOTAL U.S. TREASURY OBLIGATIONS		180,494,017
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $428,461,983)		427,452,525
U.S. Government Agency - Mortgage Securities - 7.3%

Fannie Mae - 5.7%
3.737% 1/1/35 (b)	130,971	130,499
3.793% 6/1/34 (b)	344,995	341,133
3.827% 12/1/34 (b)	22,519	22,466
3.83% 1/1/35 (b)	93,667	93,492
3.836% 6/1/33 (b)	63,705	63,404
3.84% 1/1/35 (b)	237,803	238,266
3.87% 1/1/35 (b)	144,914	144,675
3.878% 6/1/33 (b)	370,558	369,351
3.913% 12/1/34 (b)	72,402	72,243
3.941% 10/1/34 (b)	110,233	109,935
3.975% 11/1/34 (b)	172,674	172,019
3.98% 1/1/35 (b)	113,709	113,378
3.984% 5/1/33 (b)	32,103	32,163
3.987% 12/1/34 (b)	115,101	114,682
4% 1/1/35 (b)	69,605	69,392
4.017% 12/1/34 (b)	590,949	594,602
4.021% 12/1/34 (b)	95,152	94,816
4.023% 2/1/35 (b)	73,326	73,181
4.025% 1/1/35 (b)	163,518	163,181
4.029% 1/1/35 (b)	47,987	48,095
4.037% 12/1/34 (b)	46,639	46,865
4.048% 1/1/35 (b)	71,528	71,374
4.052% 2/1/35 (b)	70,530	70,464
4.055% 10/1/18 (b)	83,415	83,237
4.057% 5/1/34 (b)	31,855	31,979
4.072% 12/1/34 (b)	144,725	144,712
4.079% 4/1/33 (b)	29,859	30,022
4.105% 1/1/35 (b)	164,546	165,421
4.115% 2/1/35 (b)	47,728	47,824
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.118% 1/1/35 (b)	$ 165,594	$ 165,945
4.118% 2/1/35 (b)	47,670	47,850
4.12% 2/1/35 (b)	147,113	147,492
4.127% 1/1/35 (b)	165,204	166,370
4.128% 2/1/35 (b)	311,838	312,629
4.144% 1/1/35 (b)	218,200	218,778
4.145% 2/1/35 (b)	189,936	190,868
4.151% 1/1/35 (b)	277,393	278,279
4.162% 2/1/35 (b)	143,875	144,528
4.17% 11/1/34 (b)	137,640	137,875
4.197% 1/1/35 (b)	145,852	146,707
4.2% 1/1/35 (b)	314,241	317,234
4.202% 1/1/35 (b)	167,693	167,904
4.23% 11/1/34 (b)	36,937	37,159
4.232% 3/1/34 (b)	81,022	81,354
4.25% 2/1/35 (b)	73,986	73,994
4.269% 10/1/34 (b)	229,755	232,119
4.293% 3/1/35 (b)	70,539	70,932
4.305% 8/1/33 (b)	186,410	188,647
4.305% 7/1/34 (b)	81,054	81,761
4.318% 3/1/33 (b)	48,882	48,919
4.319% 5/1/35 (b)	124,851	125,480
4.324% 12/1/34 (b)	49,134	49,402
4.349% 2/1/35 (b)	46,972	47,153
4.351% 1/1/35 (b)	72,651	72,870
4.357% 1/1/35 (b)	74,261	74,949
4.368% 2/1/34 (b)	213,783	214,524
4.4% 2/1/35 (b)	123,663	122,601
4.437% 11/1/34 (b)	1,415,878	1,434,601
4.455% 3/1/35 (b)	124,969	125,526
4.484% 10/1/34 (b)	494,791	501,461
4.493% 8/1/34 (b)	283,016	284,696
4.499% 3/1/35 (b)	247,617	249,684
4.5% 5/1/35 (b)	100,000	101,046
4.53% 3/1/35 (b)	224,120	224,785
4.549% 8/1/34 (b)	182,732	184,693
4.572% 2/1/35 (b)	601,017	609,356
4.587% 2/1/35 (b)	744,741	750,179
4.625% 2/1/35 (b)	254,259	256,583
4.639% 2/1/35 (b)	72,235	73,409
4.67% 11/1/34 (b)	302,858	305,546
4.694% 11/1/34 (b)	306,508	309,029
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.725% 3/1/35 (b)	$ 757,406	$ 770,771
4.742% 3/1/35 (b)	149,272	151,208
4.748% 7/1/34 (b)	276,433	277,611
4.815% 8/1/32 (b)	125,000	127,383
5.5% 1/1/09 to 11/1/17	2,584,580	2,656,161
5.5% 6/1/20 (a)	5,000,000	5,132,813
6% 5/1/16 to 10/1/16	1,176,493	1,219,655
6.5% 6/1/15 to 4/1/33	1,423,209	1,482,012
6.5% 6/1/35 (a)	312,753	324,872
7% 6/1/12 to 6/1/31	462,322	486,541
7% 6/1/20 (a)	230,244	241,756
8% 8/1/09	26,395	27,293
9% 2/1/13 to 8/1/21	276,186	297,492
9.5% 5/1/09 to 11/1/21	24,089	25,571
10.5% 5/1/10 to 8/1/20	57,118	63,538
11% 11/1/10 to 9/1/14	344,152	378,107
11.5% 11/1/15 to 7/15/19	244,235	273,038
12% 4/1/15	15,316	17,393
12.5% 3/1/16	15,672	17,622
		27,098,625
Freddie Mac - 1.3%
4.232% 1/1/35 (b)	445,977	446,620
4.307% 3/1/35 (b)	117,500	117,920
4.307% 5/1/35 (b)	200,000	200,780
4.314% 12/1/34 (b)	98,072	98,207
4.37% 3/1/35 (b)	174,013	173,673
4.401% 2/1/35 (b)	247,641	247,361
4.434% 2/1/35 (b)	275,278	276,354
4.441% 2/1/34 (b)	145,496	145,753
4.444% 3/1/35 (b)	99,981	100,137
4.491% 3/1/35 (b)	321,860	322,325
4.497% 6/1/35 (b)	200,000	201,798
4.504% 3/1/35 (b)	124,966	125,391
4.564% 2/1/35 (b)	197,928	199,660
5% 6/1/35 (a)	913,297	912,155
5.034% 4/1/35 (b)	700,000	711,431
5.098% 8/1/33 (b)	66,057	66,750
6.5% 5/1/08	48,244	50,030
7.5% 11/1/12	233,174	246,617
8% 9/1/07 to 12/1/09	127,450	131,087
8.5% 7/1/06 to 6/1/14	148,819	153,901
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
9% 12/1/07 to 12/1/18	$ 94,511	$ 100,868
9.5% 2/1/17 to 12/1/22	369,637	403,277
10% 1/1/09 to 6/1/20	98,964	108,300
10.5% 9/1/20 to 5/1/21	31,549	34,042
11% 12/1/11	2,448	2,665
11.5% 10/1/15	5,222	5,811
12% 9/1/11 to 11/1/19	25,251	28,113
12.25% 11/1/14	26,137	29,209
12.5% 8/1/10 to 6/1/19	267,343	298,615
		5,938,850
Government National Mortgage Association - 0.3%
8% 11/15/09 to 12/15/23	1,209,982	1,288,491
8.5% 5/15/16 to 3/15/17	51,682	56,384
10.5% 1/15/16 to 1/15/18	175,754	199,313
11% 10/20/13	3,456	3,793
12.5% 11/15/14	62,684	70,946
13.5% 7/15/11	10,931	12,424
		1,631,351
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $34,334,727)		34,668,826
Collateralized Mortgage Obligations - 3.3%

U.S. Government Agency - 3.3%
Fannie Mae:
floater Series 1994-42 Class FK, 4.09% 4/25/24 (b)	2,560,824	2,471,981
sequential pay Series 1993-238 Class C, 6.5% 12/25/08	3,926,021	4,022,530
Fannie Mae guaranteed REMIC pass thru certificates:
floater Series 2002-74 Class FV, 3.54% 11/25/32 (b)	2,523,830	2,542,164
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	492,589	497,790
Series 2002-8 Class PD, 6.5% 7/25/30	442,557	445,708
Series 2002-50 Class LE, 7% 12/25/29	138,328	140,895
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2526 Class FC, 3.49% 11/15/32 (b)	932,377	937,126
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	1,105,690	1,121,328
Series 2461 Class PG, 6.5% 1/15/31	339,758	345,303
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	$ 2,145,970	$ 2,297,647
Series 2866 Class N, 4.5% 12/15/18	680,000	680,319
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	94,841	95,054
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,868,934)		15,597,845
Cash Equivalents - 1.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.07%, dated 5/31/05 due 6/1/05) (Cost $6,596,000)	$ 6,596,563	6,596,000
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $485,261,644)		484,315,196
NET OTHER ASSETS - (2.1)%		(10,086,412)
NET ASSETS - 100%		$ 474,228,784
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0037% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2007	$ 8,450,000	$ (125,896)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At November 30, 2004, the fund had a capital loss carryforward of approximately $11,452,527 of which $5,799,739, $4,168,919 and $1,483,869 will expire on November 30, 2007, 2008 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $6,596,000) (cost $485,261,644) - See accompanying schedule		$ 484,315,196
Cash		309
Receivable for investments sold		2,702,377
Receivable for fund shares sold		258,338
Interest receivable		3,452,173
Total assets		490,728,393

Liabilities
Payable for investments purchased Regular delivery	$ 9,020,343
Delayed delivery	6,601,776
Payable for fund shares redeemed	512,777
Distributions payable	60,532
Swap agreements, at value	125,896
Accrued management fee	177,132
Other affiliated payables	1,153
Total liabilities		16,499,609

Net Assets		$ 474,228,784
Net Assets consist of:
Paid in capital		$ 488,792,624
Undistributed net investment income		639,453
Accumulated undistributed net realized gain (loss) on investments		(14,130,949)
Net unrealized appreciation (depreciation) on investments		(1,072,344)
Net Assets, for 49,245,862 shares outstanding		$ 474,228,784
Net Asset Value, offering price and redemption price per share ($474,228,784 ÷ 49,245,862 shares)		$ 9.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Interest		$ 7,651,720
Security lending		29,732
Total income		7,681,452

Expenses
Management fee	$ 1,070,164
Independent trustees' compensation	1,152
Miscellaneous	501
Total expenses before reductions	1,071,817
Expense reductions	(10,356)	1,061,461
Net investment income		6,619,991
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,579,257)
Swap agreements	53,434
Total net realized gain (loss)		(2,525,823)
Change in net unrealized appreciation (depreciation) on: Investment securities	932,990
Swap agreements	(51,933)
Total change in net unrealized appreciation (depreciation)		881,057
Net gain (loss)		(1,644,766)
Net increase (decrease) in net assets resulting from operations		$ 4,975,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,619,991	$ 11,804,720
Net realized gain (loss)	(2,525,823)	(794,916)
Change in net unrealized appreciation (depreciation)	881,057	(2,312,320)
Net increase (decrease) in net assets resulting from operations	4,975,225	8,697,484
Distributions to shareholders from net investment income	(6,258,948)	(11,835,110)
Share transactions Proceeds from sales of shares	54,634,725	153,915,985
Reinvestment of distributions	5,891,835	11,219,970
Cost of shares redeemed	(70,795,568)	(203,279,531)
Net increase (decrease) in net assets resulting from share transactions	(10,269,008)	(38,143,576)
Total increase (decrease) in net assets	(11,552,731)	(41,281,202)

Net Assets
Beginning of period	485,781,515	527,062,717
End of period (including undistributed net investment income of $639,453 and undistributed net investment income of $278,410, respectively)	$ 474,228,784	$ 485,781,515
Other Information Shares
Sold	5,683,019	15,811,309
Issued in reinvestment of distributions	613,097	1,153,927
Redeemed	(7,364,573)	(20,915,238)
Net increase (decrease)	(1,068,457)	(3,950,002)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2005	Years ended November 30,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.71	$ 9.71	$ 9.51	$ 9.19	$ 9.11
Income from Investment Operations
Net investment incomeD	.134	.225	.236	.376F	.562	.596
Net realized and unrealized gain (loss)	(.028)	(.060)	.004	.206F	.329	.079
Total from investment operations	.106	.165	.240	.582	.891	.675
Distributions from net investment income	(.126)	(.225)	(.240)	(.382)	(.571)	(.595)
Net asset value, end of period	$ 9.63	$ 9.65	$ 9.71	$ 9.71	$ 9.51	$ 9.19
Total ReturnB,C	1.11%	1.71%	2.48%	6.25%	9.96%	7.70%
Ratios to Average Net AssetsE
Expenses before expense reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of voluntary waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.44%	.45%	.44%	.44%
Net investment income	2.79%A	2.31%	2.42%	3.92%F	5.98%	6.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 474,229	$ 485,782	$ 527,063	$ 501,942	$ 406,591	$ 341,778
Portfolio turnover rate	112%A	165%	289%	219%	173%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective December 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Institutional Short - Intermediate Government Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,301,767
Unrealized depreciation	(3,119,982)
Net unrealized appreciation (depreciation)	$ (818,215)
Cost for federal income tax purposes	$ 485,133,411

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .45% of the fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

4. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Semiannual Report

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's management fee. During the period, these credits reduced the fund's management fee by $10,356.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

ISIG-USAN-0705
1.786814.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Real Estate High Income

Fund

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call Fidelity (collect) at 1-617-563-6414 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on the fund, including charges and expenses, call Jeff Gandel at 617-563-6414 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Actual	$ 1,000.00	$ 1,048.60	$ 4.24
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.79	$ 4.18

* Expenses are equal to the Fund's annualized expense ratio of .83%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of May 31, 2005*	As of November 30, 2004**
AAA,AA,A 3.6%	AAA,AA,A 5.3%
BBB 15.6%	BBB 13.4%
BB 46.3%	BB 49.1%
B 13.9%	B 14.2%
CCC,CC,C 1.8%	CCC,CC,C 0.5%
D 0.4%	D 0.4%
Not Rated 4.2%	Not Rated 5.2%
Equities 6.6%	Equities 6.2%
Short-Term Investments and Net Other Assets 7.6%	Short-Term Investments and Net Other Assets 5.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Where neither Moody's or S&P ratings are available, we have used Fitch Ratings.

Asset Allocation (% of fund's net assets)
As of May 31, 2005*		As of November 30, 2004**
	CMOs and Other Mortgage Related Securities 72.0%		CMOs and Other Mortgage Related Securities 75.4%
	Asset-Backed Securities 6.7%		Asset-Backed Securities 7.9%
	Nonconvertible Bonds 3.8%		Nonconvertible Bonds 1.9%
	Convertible Bonds, Preferred Stocks 6.3%		Convertible Bonds, Preferred Stocks 5.7%
	Common Stocks 0.3%		Common Stocks 0.5%
	Floating Rate Loans 2.2%		Floating Rate Loans 1.6%
	Other Investments 1.1%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets 7.6%		Short-Term Investments and Net Other Assets 5.7%
* Foreign investments	7.8%	** Foreign investments	6.6%

Semiannual Report

Investments May 31, 2005

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.8%
	Principal Amount	Value (Note 1)
Diversified Financial Services - 0.5%
Cohen Financial Capital Management LLC 9% 6/1/14 (h)	$ 1,000,000	$ 1,000,000
Thornburg Mortgage, Inc. 8% 5/15/13	1,500,000	1,511,250
		2,511,250
Homebuilding/Real Estate - 1.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (c)	750,000	731,250
8.125% 6/1/12	1,475,000	1,511,875
Forest City Enterprises, Inc. 6.5% 2/1/17	2,000,000	1,980,000
Nationwide Health Properties, Inc. 6% 5/20/15	1,000,000	990,396
The Rouse Co. 5.375% 11/26/13	2,100,000	2,025,872
Ventas Realty LP/Ventas Capital Corp. 6.75% 6/1/10 (c)(d)	780,000	791,700
		8,031,093
Hotels - 0.9%
La Quinta Properties, Inc. 8.875% 3/15/11	1,500,000	1,627,500
Times Square Hotel Trust 8.528% 8/1/26 (c)	2,653,839	3,058,549
		4,686,049
Restaurants - 0.8%
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (c)	1,850,000	1,748,250
Trustreet Properties, Inc. 7.5% 4/1/15 (c)	2,000,000	2,025,000
		3,773,250
TOTAL NONCONVERTIBLE BONDS (Cost $18,809,299)		19,001,642
Asset-Backed Securities - 6.7%

ABSC NIMS Trust:
Series 2003-HE4 Class A, 7% 8/17/33 (c)	195,223	195,467
Series 2003-HE5 Class A, 7% 8/17/33 (c)	137,111	137,453
Series 2003-HE7 Class A, 7% 12/15/33 (c)	363,965	365,330
Series 2004-HE1 Class A, 7% 1/17/34	387,080	385,992
Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 5.59% 10/25/34 (c)(e)	2,014,000	1,857,286

	Principal Amount	Value (Note 1)
Ameriquest NIMS Trust/Ameriquest Asset Holdings Series 2004-RN4 Class A, 4.6% 7/25/34 (c)	$ 567,226	$ 564,789
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (c)	1,500,000	1,748,550
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (b)(c)	1,500,000	3,750
Series 1998-A Class F, 7.44% 11/15/14 (b)(c)	1,606,735	4,017
Cayman ABSC NIMS Trust:
Series 2004-HE2 Class A1, 6.75% 4/25/34 (c)	330,850	331,677
Series 2005-HE2 Class A1, 4.5% 2/25/35 (c)	917,814	915,978
Countrywide Home Loans, Inc. Series 2004-11N Class N, 5.25% 4/25/36 (c)	431,848	430,091
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (c)	2,500,000	2,762,551
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (c)	4,100,000	4,564,601
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (c)	1,330,000	1,390,290
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (c)	2,200,000	1,540,000
Series 2004-1A Class H1, 6.8769% 1/28/40 (c)(e)	2,150,000	2,155,800
Fairfield Street Solar Corp. Series 2004-1A Class F, 8.185% 11/28/39 (c)(e)	1,050,000	1,055,168
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (c)	4,500,000	4,406,133
GSAMP Trust Series 2004-HE1 Class B3, 7.09% 5/25/34 (e)	1,305,000	1,256,351
Home Equity Asset Trust:
Series 2003-6N Class A, 6.5% 3/27/34 (c)	55,754	55,823
Series 2003-7N Class A, 5.25% 4/27/34 (c)	330,104	330,311
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (c)	310,050	310,050
Long Beach Mortgage Loan Trust Series 2005-2 Class B1, 5.84% 4/25/35 (c)(e)	2,273,000	2,003,422
Morgan Stanley Dean Witter Capital I Trust Series 2001-NC2 Class B1, 5.04% 1/25/32 (e)	82,206	82,174
Park Place NIMS Trust Series 2004-WCW1 Class NOTE, 5.65% 9/25/34 (c)	500,184	501,435
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (c)	$ 574,280	$ 573,418
Park Place Securities, Inc. Series 2004-WHQ2 Class M10, 5.59% 2/25/35 (c)(e)	1,943,000	1,722,178
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (c)	1,460,000	1,393,229
TOTAL ASSET-BACKED SECURITIES (Cost $32,043,192)		33,043,314
Collateralized Mortgage Obligations - 7.3%

Private Sponsor - 6.1%
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (c)(e)	875,344	722,432
Class B4, 6.61% 7/25/32 (c)(e)	1,751,641	1,225,602
Class B5, 6.61% 7/25/32 (c)(e)	1,070,711	212,469
Series 2002-R2 Class 2B4, 4.3113% 7/25/33 (c)(e)	139,107	59,947
Series 2002-R3:
Class B3, 5.75% 8/25/43 (c)	804,527	663,987
Class B4, 5.75% 8/25/43 (c)	456,857	282,252
Class B5, 5.75% 8/25/43 (c)	1,003,950	153,416
Series 2003-40:
Class B3, 4.5% 10/25/18	229,981	204,719
Class B4, 4.5% 10/25/18	91,992	71,093
Class B5, 4.5% 10/25/18	312,818	102,057
Series 2003-R1:
Class 2B4, 4.2822% 2/25/43 (c)(e)	109,177	45,820
Class 2B5, 4.2822% 2/25/43 (c)(e)	516,401	70,589
Series 2003-R2 Class B3, 5.5% 5/25/43 (c)	763,609	575,570
Series 2003-R3 Class B3, 5.5% 11/25/33	725,246	580,423
Series 2004-R1:
Class 1B3, 5.5% 11/25/34 (e)	1,131,383	886,015
Class 1B4, 5.5% 11/25/34 (c)(e)	472,728	263,546
Class 1B5, 5.5% 11/25/34 (c)(e)	847,900	127,450
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7562% 9/25/19 (c)(e)	194,162	172,429
Credit-Based Asset Servicing and Securitization LLC Series 2004-AN Class A, 5% 9/27/36 (c)	405,666	401,068

	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17	$ 346,902	$ 349,075
Class 4B4, 7% 10/25/17 (c)	104,299	93,967
Class 4B5, 7% 10/25/17 (c)	181,674	102,174
Class 4B6, 7% 10/25/17 (c)	109,267	13,658
Series 2004-5:
Class CB5, 5.0639% 8/25/19 (c)(e)	187,572	142,045
Class CB6, 5.0639% 8/25/19 (c)(e)	125,052	43,768
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (c)	276,693	261,257
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (c)	625,033	653,159
Class B2, 7% 2/19/30 (c)	535,743	554,577
Class B4, 7% 2/19/30 (c)	95,474	28,896
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A:
Class B7, 8.79% 10/10/34 (e)	1,446,283	1,474,365
Class B9, 15.29% 10/10/34 (e)	2,386,849	2,488,290
Class B10, 19.29% 10/10/34 (e)	1,491,600	1,566,180
Series 2003-B Class B9, 15.04% 7/10/35 (c)(e)	1,694,976	1,800,912
Series 2003-C Class B3, 4.49% 9/10/35 (c)(e)	977,045	994,082
Series 2005-A Class B6, 5.09% 3/10/37 (c)(e)	798,185	798,185
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (c)	186,108	142,678
Resix Finance Ltd. floater:
Series 2003-D Class B9, 14.59% 12/10/35 (c)(e)	488,089	512,494
Series 2004-A:
Class B7, 7.34% 2/10/36 (c)(e)	491,763	501,598
Class B9, 12.09% 2/10/36 (c)(e)	800,590	832,614
Series 2004-B:
Class B8, 7.84% 2/10/36 (c)(e)	409,967	422,266
Class B9, 11.34% 2/10/36 (c)(e)	695,762	723,592
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Resix Finance Ltd. floater: - continued
Series 2004-C:
Class B7, 6.59% 9/10/36 (c)(e)	$ 2,081,236	$ 2,117,658
Class B8, 7.34% 9/10/36 (c)(e)	1,853,291	1,899,624
Class B9, 10.09% 9/10/36 (c)(e)	693,745	714,558
Series 2005-A:
Class B10, 11.59% 3/10/37 (c)(e)	498,866	498,866
Class B7, 6.09% 3/10/37 (c)(e)	1,496,597	1,496,597
Class B9, 8.84% 3/10/37 (c)(e)	1,738,048	1,738,048
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (c)	450,526	449,044
TOTAL PRIVATE SPONSOR		30,235,111
U.S. Government Agency - 1.2%
Fannie Mae REMIC Trust:
Series 2001-W3 Subordinate REMIC Pass-Through Certificates:
Class B3, 7% 9/25/41	846,736	725,547
Class B4, 7% 9/25/41	463,711	287,428
Class B5, 7% 9/25/41	1,347,758	240,912
Series 2002-W1 Subordinate REMIC Pass-Through Certificates:
Class 3B3, 4.2225% 2/25/42 (c)(e)	172,934	116,947
Class 3B5, 4.2225% 2/25/42 (c)(e)	178,735	34,576
Class B4, 6% 2/25/42 (c)	1,208,934	693,060
Class B5, 6% 2/25/42 (c)	908,040	137,341
Series 2002-W6 Subordinate REMIC Pass-Through Certificates Class 3B4, 4.3355% 1/25/42 (c)(e)	137,655	65,902
Series 2003-W1 Subordinate REMIC Pass-Through Certificates:
Class B3, 5.75% 12/25/42	2,433,749	1,891,479
Class B4, 5.75% 12/25/42	1,489,165	797,169
Class B5, 5.75% 12/25/42	2,426,701	360,213
Series 2003-W10 Subordinate REMIC Pass-Through Certificates:
Class 2B4, 4.2626% 6/25/43 (e)	397,051	163,908
Class 2B5, 4.2626% 6/25/43 (e)	452,516	61,856
TOTAL U.S. GOVERNMENT AGENCY		5,576,338
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,246,979)		35,811,449
Commercial Mortgage Securities - 64.7%
	Principal Amount	Value (Note 1)
Artesia Mortgage CMBS, Inc. floater Series 1998-C1 Class F, 6.9621% 6/25/30 (c)(e)	$ 4,513,000	$ 4,877,378
Asset Securitization Corp.:
Series 1997-D4:
Class B1, 7.525% 4/14/29	2,000,000	2,294,155
Class B2, 7.525% 4/14/29	675,000	681,908
Series 1997-D5 Class PS1, 1.7259% 2/14/43 (e)(f)	24,252,614	1,257,610
Series 1997-MD7 Class A3, 7.8014% 1/13/30 (e)	2,135,000	2,146,342
Banc of America Commercial Mortgage, Inc.:
Series 2003-1 Class J, 4.9% 9/11/36 (c)	1,240,000	1,149,624
Series 2003-2:
Class BWD, 6.947% 10/11/37 (c)	522,605	542,203
Class BWE, 7.226% 10/11/37 (c)	705,030	730,891
Class BWF, 7.55% 10/11/37 (c)	622,941	646,885
Class BWG, 8.155% 10/11/37 (c)	603,071	619,655
Class BWH, 9.073% 10/11/37 (c)	314,302	328,053
Class BWJ, 9.99% 10/11/37 (c)	521,452	543,940
Class BWK, 10.676% 10/11/37 (c)	408,339	427,002
Class BWL, 10.1596% 10/11/37 (c)	688,017	665,253
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-ESA Class K, 5.59% 5/14/16 (c)(e)	4,000,000	4,003,654
Series 1998-C1 Class F, 6% 6/16/30 (c)	600,000	630,146
Series 1999-C1 Class H, 5.64% 2/14/31 (c)	1,475,030	1,096,862
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (c)	660,000	629,758
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.8499% 8/1/24 (c)(e)	250,060	213,801
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 3.1169% 10/25/22 (c)(e)	255,080	128,816
Capital Trust RE CDO Ltd. floater Series 2005-1A:
Class D, 4.59% 3/20/50 (c)(e)	750,000	750,000
Class E, 5.19% 3/20/50 (c)(e)	3,000,000	3,000,000
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class H, 10.84% 12/12/13 (c)(e)	$ 538,003	$ 484,203
Series 1998-1:
Class F, 6.56% 5/18/30 (c)	5,000,000	5,319,349
Class H, 6.34% 5/18/30 (c)	2,000,000	1,762,188
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (c)	4,000,000	4,293,133
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (c)	7,175,000	7,764,695
Series 1999-C2:
Class G, 6% 11/17/32	4,575,000	4,850,590
Class H, 6% 11/17/32	4,372,000	4,592,734
Commercial Mortgage pass thru certificates:
Series 2000-C1 Class G, 6.85% 8/15/33 (c)	1,275,000	1,338,113
Series 2001-J1A:
Class F, 6.958% 2/14/34 (c)	1,480,000	1,585,607
Class G, 7.2599% 2/14/34 (c)(e)	1,200,000	1,281,299
CS First Boston Mortgage Securities Corp.:
floater:
Series 1997-C2 Class H, 7.46% 1/17/35 (c)(e)	3,190,000	1,326,019
Series 2004-HC1 Class E, 6.84% 12/15/21 (c)(e)	1,000,000	999,991
Series 1997-C1 Class F, 7.5% 6/20/29 (c)(e)	1,215,000	1,348,978
Series 1997-C2 Class F, 7.46% 1/17/35 (e)	1,400,000	1,513,695
Series 1998-C1 Class F, 6% 5/17/40 (c)	12,000,000	9,599,244
Series 1998-C2:
Class F, 6.75% 11/11/30 (c)	6,172,000	6,700,950
Class G, 6.75% 11/11/30 (c)	1,065,000	924,536
Series 2000-FL1A:
Class F, 5.6996% 12/15/09 (c)(e)	1,018,000	101,800
Class G, 5.6996% 12/15/09 (c)(e)	1,391,267	69,563
Class H, 5.6996% 12/15/09 (c)(e)	1,414,342	14,143
Class J, 5.6996% 12/15/09 (c)(e)	1,003,070	10,031
Class K, 5.6996% 12/15/09 (c)(e)	1,455,337	14,553
Series 2001-CK6 Class NW, 6.08% 8/15/36	2,012,435	998,427
Series 2001-CP4 Class H, 6% 12/15/35 (c)	2,470,000	2,404,617

	Principal Amount	Value (Note 1)
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (c)(e)	$ 6,026,000	$ 5,300,289
Series 2002-TFLA Class AX, 1.302% 11/18/12 (c)(e)(f)	31,865,996	74,694
Series 2004-CBN1 Class A, 10.633% 8/15/08 (c)	2,186,000	2,177,886
Series 2004-TF2A Class AX, 1.4553% 11/15/19 (c)(e)(f)	41,559,080	844,190
Series 2004-TFLA Class AX, 1.4594% 2/15/14 (c)(e)(f)	32,805,880	302,437
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class F, 7.5% 6/15/31	3,600,000	3,964,110
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31	5,785,000	5,881,205
Series 1998-CG1 Class B4, 7.3742% 6/10/31 (c)(e)	3,690,000	4,232,199
EQI Financing Partnership I LP Series 1997-1 Class C, 7.58% 2/20/17 (c)	2,500,000	2,532,566
First Chicago/Lennar Trust I:
Series 1997-CHL1 Class E, 7.7184% 4/29/39 (c)(e)	16,709,002	17,547,064
weighted average coupon Series 1997-CHL1 Class D, 7.7184% 4/29/39 (c)(e)	5,773,001	5,964,232
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (c)	3,700,000	3,944,686
Global Signal Trust Series 2004-1:
Class F, 8.08% 1/15/34 (c)(e)	780,000	797,939
Class G, 10% 1/15/34 (c)(e)	720,000	736,196
GMAC Commercial Mortgage Securities, Inc.:
Series 1996-C1 Class G, 5.7% 7/15/10	4,400,000	4,253,563
Series 1997-C2:
Class F, 6.75% 4/15/29 (e)	6,000,000	5,309,063
Class H, 0.533% 4/15/29 (e)	14,491,423	2,898,285
Series 1999-C1 Class F, 6.02% 5/15/33 (c)	7,100,000	6,805,903
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class J, 5.234% 11/5/13 (c)(e)	1,000,000	905,152
Series 2005-GG3:
Class J, 4.685% 8/10/42 (c)(e)	900,000	778,452
Class K, 4.685% 8/10/42 (c)(e)	1,700,000	1,426,378
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 8.0017% 7/13/30 (c)(e)	1,700,000	2,006,606
Series 2004-GG2:
Class J, 5.067% 8/1/38 (c)(e)	420,000	401,638
Class K, 5.067% 8/1/38 (c)(e)	720,000	645,125
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (c)(e)	$ 2,003,000	$ 1,478,635
Class NR, 6% 10/15/32 (c)(e)	2,044,153	834,260
Class X, 1.9831% 10/15/32 (c)(e)(f)	27,649,423	1,148,098
Series 2003-CB7 Class L, 5.173% 1/12/38 (c)(e)	4,096,000	3,402,240
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29	10,560,000	11,694,629
Series 1999-C7:
Class E, 7.252% 10/15/35 (e)	1,000,000	1,097,196
Class F, 6% 10/15/35 (c)	2,415,000	2,493,270
Class G, 6% 10/15/35 (c)	13,273,000	11,725,368
Class H, 6% 10/15/35 (c)	1,991,000	1,525,604
Class NR, 6% 10/15/35 (c)	6,250,000	1,556,250
Series 2000-BAT1 Class P, 10/15/32 (c)(g)	10,500,000	4,515,000
JP Morgan Chase Commercial Mortgage Security Corp. Series 2005-PRKS Class A, 9.75% 1/15/15 (c)(e)	2,290,000	2,322,289
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0215% 4/25/21 (c)(e)	555,198	499,678
LB-UBS Commercial Mortgage Trust:
Series 2002-C1 Class K, 6.428% 3/15/34 (c)	3,751,000	3,884,570
Series 2002-C2 Class M, 5.683% 7/15/35 (c)	950,000	948,478
LB UBS Westfield Trust Series 2001-WM Class X, 0.7812% 7/14/16 (c)(e)(f)	28,273,180	880,746
LTC Commercial Mortgage pass thru certificates Series 1998-1:
Class D, 6.96% 5/28/30 (c)	433,690	443,431
Class E, 7.792% 5/28/30 (c)	2,820,000	2,839,608
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (c)(e)	1,393,000	1,033,051
Class M, 5.45% 5/28/40 (c)(e)	1,533,000	966,748
Meristar Commercial Mortgage Trust Series 1999-C1:
Class C, 8.29% 3/3/16 (c)	2,500,000	2,790,038
Class X, 0.2154% 3/3/16 (c)(f)	45,885,000	371,994
Merrill Lynch Mortgage Trust Series 2002-MW1:
Class H, 5.695% 7/12/34 (c)	1,975,000	2,004,196
Class J, 5.695% 7/12/34 (c)	700,000	686,448

	Principal Amount	Value (Note 1)
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13	$ 645,000	$ 643,360
Class G, 12.349% 10/15/13	465,000	462,929
Class X, 8.0545% 1/15/18 (e)(f)	996,945	433,515
Series 2004-C2:
Class D, 7.347% 10/15/40 (c)	1,074,000	1,076,433
Class E, 8.309% 10/15/40 (c)	441,000	441,517
Class F, 10.223% 10/15/40 (c)	772,000	771,548
Class G, 12.933% 10/15/40 (c)	497,000	483,779
Morgan Stanley Capital I, Inc.:
Series 1997-HF1 Class G, 6.86% 7/15/29 (c)	2,010,000	2,071,085
Series 1997-RR Class G1, 7.7438% 4/30/39 (c)(e)	5,350,864	963,156
Series 1998-CF1 Class F, 7.35% 7/15/32 (c)	2,020,000	1,823,298
Series 1998-HF1 Class F, 7.18% 3/15/30 (c)	7,000,000	7,499,846
Series 1998-HF2:
Class F, 6.01% 11/15/30 (c)	5,935,000	6,129,355
Class G, 6.01% 11/15/30 (c)	8,985,745	9,360,727
Mortgage Capital Funding, Inc. Series 1997-MC2 Class F, 7.214% 11/20/27 (c)	9,381,364	9,880,397
Nationslink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (c)	6,500,000	7,160,690
Class G, 5% 8/20/30 (c)	1,315,000	1,262,400
Series 1999-1 Class H, 6% 1/20/31 (c)	1,340,000	1,270,069
Nomura Asset Securities Corp.:
Series 1998-D6 Class B1, 6% 3/15/30 (c)	9,453,000	10,091,661
weighted average coupon Series 1994-MD1 Class B2, 11.415% 3/15/18 (c)(e)	1,807,421	1,799,796
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML Class M, 7.9% 11/15/26 (c)	5,862,000	6,838,736
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 6.9941% 2/15/13 (c)(e)	3,765,000	4,232,822
Series 1999-NRF1 Class F, 6.074% 11/1/31 (c)	4,130,000	4,247,216
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 8.9136% 1/15/19 (c)(e)	460,203	92,041
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 1999-C1 Class H, 7% 5/18/32 (c)(e)	$ 2,500,000	$ 2,777,141
Series 2000-NL1 Class H, 7.0224% 10/15/30 (c)(e)	2,900,000	2,972,422
Series 2000-C3 Class X, 1.658% 12/18/33 (c)(e)(f)	30,927,468	1,747,025
Trizechahn Office Properties Trust Series 2001-TZHA Class E4, 7.604% 5/15/16 (c)	500,000	551,539
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A Class OKS, 4.8538% 1/15/18 (c)(e)	1,823,000	1,823,000
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (c)(e)	1,250,000	1,139,970
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.2072% 10/18/31 (c)(e)	1,600,000	1,746,507
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $280,954,492)		319,328,057
Common Stocks - 0.3%
	Shares
Banks and Thrifts - 0.0%
CS First Boston Mortgage Securities Corp. warrants 7/1/05 (a)	6,236,357	0
Healthcare - 0.0%
Fountain View, Inc. (h)	869	14,564
Homebuilding/Real Estate - 0.3%
Bimini Mortgage Management, Inc.	53,800	752,124
New Century Financial Corp.	16,300	830,486
		1,582,610
TOTAL COMMON STOCKS (Cost $1,725,509)		1,597,174
Preferred Stocks - 6.3%

Convertible Preferred Stocks - 0.7%
Homebuilding/Real Estate - 0.7%
Equity Office Properties Trust Series B, 5.25%	44,300	2,252,655
Glenborough Realty Trust, Inc. Series A, 7.75%	44,029	1,123,180
		3,375,835
Nonconvertible Preferred Stocks - 5.6%
Automotive - 0.4%
Capital Automotive (REIT) 6.75%	78,600	1,965,000

	Shares	Value (Note 1)
Homebuilding/Real Estate - 4.6%
Accredited Mortgage Loan Trust Series A, 9.75%	15,000	$ 399,750
American Home Mortgage Investment Corp.:
Series A, 9.75%	65,000	1,755,000
Series B, 9.25%	15,000	392,700
Annaly Mortgage Management, Inc. Series A, 7.875%	65,000	1,633,450
Anworth Mortgage Asset Corp. Series A, 8.625%	49,000	1,247,050
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	444,675
Series Q, 10.10%	13,300	343,805
Series R, 10.00%	10,500	273,525
Series T, 8.00%	103,000	2,626,500
Series U, 7.75%	16,000	402,080
Cedar Shopping Centers, Inc. 8.875%	46,400	1,221,248
CenterPoint Properties Trust Series D, 5.377%	2,000	1,995,000
Impac Mortgage Holdings, Inc. Series C, 9.125%	50,000	1,275,000
iStar Financial, Inc. Series I, 7.50%	30,000	760,500
Mid-America Apartment Communities, Inc. Series H, 8.30%	103,000	2,710,960
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%	39,000	1,033,890
(depositary shares) Series L, 7.60%	44,000	1,122,440
RAIT Investment Trust:
Series A, 7.75%	39,200	980,000
Series B, 8.375%	41,005	1,045,628
Taubman Centers, Inc. Series G, 8.00%	40,000	1,056,000
		22,719,201
Hotels - 0.6%
FelCor Lodging Trust, Inc. 8.00%	40,000	940,000
Innkeepers USA Trust Series C, 8.00%	35,000	904,750
Strategic Hotel Capital, Inc. 8.50% (c)	50,000	1,293,750
		3,138,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		27,822,701
TOTAL PREFERRED STOCKS (Cost $29,863,357)		31,198,536
Floating Rate Loans - 2.2%
	Principal Amount	Value (Note 1)
Homebuilding/Real Estate - 1.6%
General Growth Properties, Inc.:
Tranche A, term loan 5.34% 11/12/07 (e)	$ 696,973	$ 700,458
Tranche B, term loan 5.34% 11/12/08 (e)	2,294,843	2,312,054
LNR Property Corp.:
Tranche A, term loan 7.71% 2/3/08 (e)	900,000	900,000
Tranche B, term loan 6.3396% 2/3/08 (e)	3,429,895	3,442,757
Maguire Properties, Inc. Tranche B, term loan 4.84% 3/15/10 (e)	500,000	502,500
		7,857,769
Hotels - 0.6%
Wyndham International, Inc.:
Tranche 1:
Credit-Linked Deposit 6.375% 5/6/11 (e)	172,415	173,277
term loan 6.375% 5/6/11 (e)	1,827,586	1,839,008
Tranche 2, term loan 11.125% 12/6/11 (e)	890,000	921,150
		2,933,435
Paper - 0.0%
Escanaba Timber LLC term loan 6% 5/2/08 (e)	60,000	60,450
TOTAL FLOATING RATE LOANS (Cost $10,774,674)		10,851,654
Preferred Securities - 1.1%

Homebuilding/Real Estate - 1.1%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 21.6169% 12/28/35 (c)(e)	1,500,000	1,486,262
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 19.5% 6/28/38 (c)(e)	2,730,000	2,845,506
Crest G-Star Ltd. Series 2001-2A Class PS, 27.0743% 2/25/32 (c)(e)	1,100,000	1,046,210
TOTAL PREFERRED SECURITIES (Cost $5,230,427)		5,377,978
Cash Equivalents - 6.3%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.97%, dated 5/31/05 due 6/1/05) (Cost $31,053,000)	$ 31,055,565	$ 31,053,000
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $444,700,929)		487,262,804
NET OTHER ASSETS - 1.3%		6,198,940
NET ASSETS - 100%		$ 493,461,744
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $334,260,735 or 67.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,014,564 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Cohen Financial Capital Management LLC 9% 6/1/14	1/1/05	$ 1,000,000
Fountain View, Inc.	8/19/03	$ 9

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005

Assets
Investment in securities, at value (including repurchase agreements of $31,053,000) (cost $444,700,929) - See accompanying schedule		$ 487,262,804
Cash		217,275
Receivable for investments sold		3,577,979
Receivable for fund shares sold		1,000,000
Dividends receivable		269,257
Interest receivable		2,693,590
Prepaid expenses		876
Total assets		495,021,781

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 780,000
Distributions payable	368,452
Accrued management fee	291,233
Other affiliated payables	22,386
Other payables and accrued expenses	97,966
Total liabilities		1,560,037

Net Assets		$ 493,461,744
Net Assets consist of:
Paid in capital		$ 438,049,153
Undistributed net investment income		5,774,689
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,076,027
Net unrealized appreciation (depreciation) on investments		42,561,875
Net Assets, for 43,743,163 shares outstanding		$ 493,461,744
Net Asset Value, offering price and redemption price per share ($493,461,744 ÷ 43,743,163 shares)		$ 11.28

Statement of Operations

	Six months ended May 31, 2005

Investment Income
Dividends		$ 1,496,923
Interest		15,166,973
Total income		16,663,896

Expenses
Management fee	$ 1,606,883
Transfer agent fees	33,860
Accounting fees and expenses	89,630
Independent trustees' compensation	1,024
Custodian fees and expenses	12,091
Registration fees	4,162
Audit	85,283
Legal	1,074
Miscellaneous	1,862
Total expenses before reductions	1,835,869
Expense reductions	(10,759)	1,825,110
Net investment income		14,838,786
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,694,391
Foreign currency transactions	9,860
Total net realized gain (loss)		1,704,251
Change in net unrealized appreciation (depreciation) on: Investment securities	4,944,141
Assets and liabilities in foreign currencies	(11,317)
Total change in net unrealized appreciation (depreciation)		4,932,824
Net gain (loss)		6,637,075
Net increase (decrease) in net assets resulting from operations		$ 21,475,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2005	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 14,838,786	$ 29,071,949
Net realized gain (loss)	1,704,251	8,442,245
Change in net unrealized appreciation (depreciation)	4,932,824	18,575,194
Net increase (decrease) in net assets resulting from operations	21,475,861	56,089,388
Distributions to shareholders from net investment income	(19,523,320)	(25,688,714)
Distributions to shareholders from net realized gain	(6,534,775)	(14,011,629)
Total distributions	(26,058,095)	(39,700,343)
Share transactions Proceeds from sales of shares	76,523,816	98,318,612
Reinvestment of distributions	22,789,625	36,311,287
Cost of shares redeemed	(7,237,713)	(53,466,293)
Net increase (decrease) in net assets resulting from share transactions	92,075,728	81,163,606
Total increase (decrease) in net assets	87,493,494	97,552,651
Net Assets
Beginning of period	405,968,250	308,415,599
End of period (including undistributed net investment income of $5,774,689 and undistributed net investment income of $10,459,223, respectively)	$ 493,461,744	$ 405,968,250
Other Information Shares
Sold	6,836,736	8,837,358
Issued in reinvestment of distributions	2,035,084	3,387,586
Redeemed	(649,443)	(4,849,707)
Net increase (decrease)	8,222,377	7,375,237

Financial Highlights

	Six months ended May 31,	Years ended November 30,
Selected Per-Share Data	2005	2004	2003 G	2002 G	2001	2000
Net asset value, beginning of period	$ 11.43	$ 10.96	$ 10.47	$ 10.05	$ 9.59	$ 9.35
Income from Investment Operations
Net investment income D	.373	.947	.885	.937 F	.778	.907
Net realized and unrealized gain (loss)	.161	.881	.503	.409 F	.585	.297
Total from investment operations	.534	1.828	1.388	1.346	1.363	1.204
Distributions from net investment income	(.504)	(.848)	(.828)	(.926)	(.903)	(.964)
Distributions from net realized gain	(.180)	(.510)	(.070)	-	-	-
Total distributions	(.684)	(1.358)	(.898)	(.926)	(.903)	(.964)
Net asset value, end of period	$ 11.28	$ 11.43	$ 10.96	$ 10.47	$ 10.05	$ 9.59
Total Return B, C	4.86%	18.26%	13.81%	14.05%	14.69%	13.58%
Ratios to Average Net Assets E
Expenses before expense reductions	.83% A	.82%	.83%	.84%	.83%	.89%
Expenses net of voluntary waivers, if any	.83% A	.82%	.83%	.84%	.83%	.89%
Expenses net of all reductions	.82% A	.81%	.81%	.83%	.81%	.86%
Net investment income	6.71% A	8.75%	8.25%	9.17% F	7.79%	9.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 493,462	$ 405,968	$ 308,416	$ 402,365	$ 314,308	$ 205,706
Portfolio turnover rate	14% A	27%	27%	32%	38%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective December 31, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G As the result of a correction made in the calculation of accretion of discount for certain securities, an accounting policy first adopted in the year ended November 30, 2002, amounts previously reported for that year have been reclassified. This correction had no material effect on the results of operations for the year ended November 30, 2003. The impact for 2002 is a decrease in net investment income per share of $.055 and a corresponding increase in net realized and unrealized gain. The ratio of net investment income to average net assets decreased from previously reported 9.70% to 9.17%. The reclassification has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005

1. Significant Accounting Policies.

Fidelity Real Estate High Income Fund (the fund) is a non-diversified fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The fund follows the provisions of Emerging Issues Task Force Issue No. 99-20 (EITF 99-20), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" for certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities). Under EITF 99-20, if there is a change in the estimated cash flows for any of these securities, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), defaulted bonds, and market discount.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 50,968,496
Unrealized depreciation	(8,287,667)
Net unrealized appreciation (depreciation)	$ 42,680,829
Cost for federal income tax purposes	$ 444,581,975

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $96,628,445 and $29,306,213, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $175 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)
Lender	$ 9,643,167	2.62%	$ 4,205

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3,403 and $7,356, respectively.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, four otherwise unaffiliated shareholders were the owners of record of 58% of the total outstanding shares of the fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series IV) at May 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate High Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 18, 2005

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

REHI-USAN-0705
1.786816.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 20, 2005